Staff costs (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Staff Costs

	For the year ended 31 December
In USD	2021	2020	2019
Salaries and other benefits	(22,387,850)	(9,561,459)	(4,204,302)
Share-based payments charges (Note 13)	(33,611,231)	(2,828,995)	(433,344)
Employee end of service benefits	(656,403)	(164,511)	—

	(56,655,484)	(12,554,965)	(4,637,646)

Staff costs are allocated as detailed below:

	For the year ended 31 December
In USD	2021	2020	2019
General and administrative expenses (Note 22)	(53,269,597)	(11,257,729)	(4,110,436)
Selling and marketing expenses (Note 23)	(3,385,887)	(1,297,236)	(527,210)

	(56,655,484)	(12,554,965)	(4,637,646)